Income taxes recognized in the income statement (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Income tax income/expense in the current financial year
Recognized deferred (tax expense)/tax income	392,603	620,774
Reported tax income for the current period	SFr 392,603	SFr 620,774